15 Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of intangible assets [Line Items]
Right of use	R$ 589,130	R$ 640,415
Leases related to contract assets [member]
Summary of intangible assets [Line Items]
Right of use	276,893	276,893
Leases related to concession agreements and program contracts [member]
Summary of intangible assets [Line Items]
Right of use	269,561	292,824
Leases related to concession agreements and program contracts [member] | Cost [member]
Summary of intangible assets [Line Items]
Right of use	405,426	405,426
Leases related to concession agreements and program contracts [member] | Accumulated amortization [member]
Summary of intangible assets [Line Items]
Right of use	(135,865)	(112,602)
Other assets [member]
Summary of intangible assets [Line Items]
Right of use	42,676	70,698
Vehicles [member]
Summary of intangible assets [Line Items]
Right of use	115,208	91,709
Properties [member]
Summary of intangible assets [Line Items]
Right of use	15,508	13,309
Equipment [member]
Summary of intangible assets [Line Items]
Right of use	4,541	3,801
Other [member]
Summary of intangible assets [Line Items]
Right of use	6,525	4,414
Accumulated amortization [member]
Summary of intangible assets [Line Items]
Right of use	R$ (99,106)	R$ (42,535)